UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JULY 31, 2012
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.9%**
	Shares	Value

CONSUMER DISCRETIONARY — 15.1%
DISH Network, Cl A	6,571	$202,124
John Wiley & Sons, Cl A	3,749	178,640
Life Time Fitness*	5,565	252,707
Nordstrom	5,310	287,483
Tupperware Brands	3,598	188,607
Urban Outfitters*	6,737	205,815

		1,315,376

CONSUMER STAPLES — 2.3%
Flowers Foods	9,530	203,656

ENERGY — 6.2%
Superior Energy Services*	8,023	173,858
Tidewater	3,647	177,135
Whiting Petroleum*	4,727	190,971

		541,964

FINANCIALS — 5.7%
City National	3,416	168,341
Comerica	4,640	140,174
MSCI, Cl A*	5,687	188,524

		497,039

HEALTH CARE — 16.0%
Bruker*	14,848	175,503
CareFusion*	10,843	264,678
CR Bard	2,872	279,331
Hologic*	14,747	273,114
Mednax*	3,805	251,625
Salix Pharmaceuticals*	3,421	153,329

		1,397,580

INDUSTRIALS — 27.2%
Armstrong World Industries	6,337	244,925
Cintas	6,248	247,608
Flowserve	2,336	280,273
Hertz Global Holdings*	22,968	258,620
IDEX	5,179	197,579
Jacobs Engineering Group*	5,315	205,000
Kansas City Southern	3,251	236,673
Pentair	5,023	220,158
Valmont Industries	2,173	269,191
Werner Enterprises	9,238	213,213

		2,373,240

INFORMATION TECHNOLOGY — 15.9%
Aruba Networks*	8,968	127,166
Atmel*	19,724	115,583

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JULY 31, 2012
(Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
Cognizant Technology Solutions, Cl A*	2,815	$159,807
F5 Networks*	1,232	115,044
National Instruments	8,100	209,304
NetApp*	6,618	216,210
Nuance Communications*	10,368	210,989
VeriFone Systems*	6,547	237,591

		1,391,694

MATERIALS — 7.0%
Air Products & Chemicals	2,712	218,126
Allegheny Technologies	6,942	208,468
Greif, Cl A	4,209	182,082

		608,676

UTILITIES — 2.6%
ITC Holdings	3,026	224,499

TOTAL COMMON STOCK (Cost $8,264,304)		8,553,724

SHORT-TERM INVESTMENTS (A) — 4.2%
CASH EQUIVALENTS — 4.2%
HighMark Diversified Money Market Fund, Fiduciary Class, 0.020%	352,078	352,078
HighMark U.S. Government Money Market Fund, Fiduciary Class, 0.010%	17,794	17,794

TOTAL SHORT-TERM INVESTMENTS (Cost $369,872)		369,872

TOTAL INVESTMENTS — 102.1% (Cost $8,634,176) †		$8,923,596

Percentages are based on Net Assets of $8,739,874.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of July 31, 2012.
Cl	Class
†	At July 31, 2012, the tax basis cost of the Fund’s investments was $8,634,176, and the unrealized appreciation and depreciation were $915,415 and $(625,995) respectively.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JULY 31, 2012
(Unaudited)

As of July 31, 2012, all of the Fund’s investments are Level 1.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2012, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-003-1800

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2012
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.1%**
	Shares	Value

CONSUMER DISCRETIONARY — 16.5%
Chico’s FAS	132,000	$2,022,240
Cinemark Holdings	124,700	2,915,486
Grand Canyon Education*	107,000	1,780,480
Hanesbrands*	75,900	2,278,518
Men’s Wearhouse	46,900	1,278,025
Scientific Games, Cl A*	159,400	1,348,524
Stage Stores	131,400	2,488,716
Wendy’s	310,900	1,427,031

		15,539,020

CONSUMER STAPLES — 4.0%
Pricesmart	28,300	2,038,166
Snyders-Lance	72,100	1,689,303

		3,727,469

ENERGY — 5.4%
Energy XXI Bermuda	88,400	2,756,312
Gulfport Energy*	113,900	2,346,340

		5,102,652

FINANCIALS — 8.0%
First Cash Financial Services*	58,900	2,361,890
FirstMerit	84,500	1,368,900
Signature Bank*	32,800	2,115,600
UMB Financial	35,100	1,686,906

		7,533,296

HEALTH CARE — 14.9%
Bruker*	180,800	2,137,056
Hanger Orthopedic Group*	125,500	3,234,135
HealthSouth*	123,500	2,766,400
IPC The Hospitalist*	51,300	2,205,900
Owens & Minor	48,050	1,355,490
Team Health Holdings*	87,300	2,330,910

		14,029,891

INDUSTRIALS — 26.4%
ACCO Brands*	239,100	2,025,177
Allegiant Travel, Cl A*	30,700	2,181,542
Forward Air	68,500	2,292,010
Harsco	80,800	1,717,000
Hexcel*	81,700	1,902,793
Kirby*	28,700	1,514,499
MasTec*	110,400	1,761,984
Middleby*	25,800	2,526,336
Mobile Mini*	83,900	1,201,448
Polypore International*	44,300	1,646,188
Portfolio Recovery Associates*	26,500	2,244,020
Rush Enterprises, Cl A*	122,700	1,981,605

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2012
(Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — continued
Titan International	88,100	$1,821,027

		24,815,629

INFORMATION TECHNOLOGY — 18.4%
Bankrate*	133,300	2,126,135
Diebold	46,400	1,501,040
Electronics for Imaging*	108,200	1,581,884
FEI	43,200	2,061,072
Hittite Microwave*	28,800	1,459,296
JDS Uniphase*	177,000	1,741,680
OSI Systems*	43,300	2,794,582
Parametric Technology*	112,500	2,423,250
Plantronics	50,800	1,667,256

		17,356,195

MATERIALS — 2.5%
Haynes International	28,300	1,363,777
Intrepid Potash*	41,800	975,612

		2,339,389

TOTAL COMMON STOCK (Cost $89,501,018)		90,443,541

SHORT-TERM INVESTMENT (A) — 3.6%
CASH EQUIVALENT — 3.6%
HighMark Diversified Money Market Fund, Fiduciary Class, 0.020% (Cost $3,373,576)	3,373,576	3,373,576

TOTAL INVESTMENTS — 99.7% (Cost $92,874,594) †		$93,817,117

Percentages are based on Net Assets of $94,103,839.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of July 31, 2012.
Cl	Class
†	At July 31, 2012, the tax basis cost of the Fund’s investments was $92,874,594, and the unrealized appreciation and depreciation were $6,792,016 and $(5,849,493) respectively.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2012
(Unaudited)

As of July 31, 2012, all of the Fund’s investments are Level 1.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2012, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-1800

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2012
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 92.9%
	Shares	Value

CONSUMER DISCRETIONARY — 14.6%
Asbury Automotive Group*	23,000	$601,680
Carmike Cinemas*	26,300	365,570
Conn’s*	32,300	576,555
Fuel Systems Solutions*	17,100	303,012
Kona Grill*	43,990	362,917
Krispy Kreme Doughnuts*	67,300	410,530
Shoe Carnival	24,050	533,910
Skullcandy*	39,100	563,431
Sonic*	79,200	784,080
Stoneridge*	43,200	277,344
Zagg*	70,700	784,770

		5,563,799

CONSUMER STAPLES — 1.8%
Chefs’ Warehouse*	20,000	323,000
SunOpta*	66,800	356,712

		679,712

ENERGY — 4.0%
Goodrich Petroleum*	48,000	556,800
Sanchez Energy*	25,600	425,984
Triangle Petroleum*	95,500	533,845

		1,516,629

FINANCIALS — 5.1%
1st United Bancorp*	65,800	390,194
Berkshire Hills Bancorp	17,700	397,542
Lakeland Financial	23,200	597,168
Netspend Holdings*	62,600	550,880

		1,935,784

HEALTH CARE — 22.6%
ABIOMED*	21,600	487,080
Anika Therapeutics*	37,174	451,664
Cantel Medical	24,300	634,716
Computer Programs & Systems	7,400	366,300
Greatbatch*	17,400	397,242
Hanger Orthopedic Group*	30,400	783,408
IRIS International*	34,100	354,299
MedAssets*	31,200	411,528
Medidata Solutions*	23,800	842,758
Metropolitan Health Networks*	69,700	587,571
Omnicell*	40,000	522,000
PhotoMedex*	47,900	665,331
Quidel*	15,400	241,318
Staar Surgical*	34,032	174,925
Symmetry Medical*	59,600	461,900
Synergetics USA*	74,900	373,751

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2012
(Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — continued
US Physical Therapy	6,912	$177,431
Vascular Solutions*	49,700	662,998

		8,596,220

INDUSTRIALS — 17.4%
Altra Holdings	21,900	361,788
DXP Enterprises*	10,500	464,100
Encore Capital Group*	19,800	554,400
Erickson Air-Crane*	45,071	292,961
Exponent*	12,700	656,463
Greenbrier*	39,500	643,850
InnerWorkings*	53,200	637,868
Navigant Consulting*	38,300	445,429
On Assignment*	33,700	525,383
Rush Enterprises, Cl A*	36,700	592,705
Standard Parking*	23,000	487,830
Thermon Group Holdings*	25,400	545,592
Titan Machinery*	14,800	420,912

		6,629,281

INFORMATION TECHNOLOGY — 19.5%
CTS	59,600	530,440
Dice Holdings*	42,100	317,434
Digi International*	39,400	360,510
Envestnet*	25,900	316,239
Exa*	39,106	392,038
Global Cash Access Holdings*	127,400	823,004
LTX-Credence*	58,700	343,982
Mercury Computer Systems*	32,000	373,440
Monotype Imaging Holdings	40,400	593,072
Nanometrics*	35,400	537,726
Newport*	31,300	352,125
NVE*	9,200	508,944
Perficient*	62,100	825,309
PROS Holdings*	22,700	316,438
SPS Commerce*	13,500	436,725
Vocus*	21,900	378,870

		7,406,296

MATERIALS — 2.6%
ADA-ES Inc*	15,800	358,028
Haynes International	13,200	636,108

		994,136

TELECOMMUNICATION SERVICES — 5.3%
8x8*	155,200	848,944
Iridium Communications*	50,000	453,000

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2012
(Unaudited)

COMMON STOCK — continued
	Shares	Value

TELECOMMUNICATION SERVICES — continued
Premiere Global Services*	76,675	$702,343

		2,004,287

TOTAL COMMON STOCK (Cost $32,728,445)		35,326,144

SHORT-TERM INVESTMENTS (A) — 7.1%
CASH EQUIVALENTS — 7.1%
HighMark Diversified Money Market Fund, Fiduciary Class, 0.020%	1,525,927	1,525,927
HighMark U.S. Government Money Market Fund, Fiduciary Class, 0.010%	1,189,379	1,189,379

TOTAL SHORT-TERM INVESTMENTS (Cost $2,715,306)		2,715,306

TOTAL INVESTMENTS — 100.0% (Cost $35,443,751) †		$38,041,450

Percentages are based on Net Assets of $38,031,655.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2012.
Cl	Class
†	At July 31, 2012, the tax basis cost of the Fund’s investments was $35,443,751, and the unrealized appreciation and depreciation were $4,798,627 and $(2,200,928) respectively.

As of July 31, 2012, all of the Fund’s investments are Level 1.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2012, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012